Parent Only Information - Schedule of Condensed Statements of Operations (Details) - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Condensed Statements of Operations [Line Items]
Revenue	$ 1,015	$ 1,497	$ 2,608
Cost of revenue	(919)	(1,134)	(2,268)
General and administrative expenses	(1,025)	(1,583)	(3,502)
Sales and marketing expenses	(34)	(63)	(150)
R&D expenses			(6)
Asset impairment loss			(19)
Other expense, net	13	31	(885)
Share of loss from subsidiaries and VIE	(4,936)	(4,868)	(4,623)
Net loss	$ (5,886)	$ (6,120)	$ (8,845)